Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.75% Senior Secured Notes due 2029
Maximum Aggregate Offering Price	$ 118,788,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,404.67
Rule 457(f)	true
Amount of Securities Received | shares	4,751,535
Value of Securities Received, Per Share	25.00
Value of Securities Received	$ 118,788,375.00
Fee Note MAOP	$ 118,788,375.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(f)(2) of the Securities Act of 1933, as amended.